Document and Entity Information	Oct. 04, 2023
Details
Registrant CIK	0001796160
Document Type	8-K
Document Period End Date	Oct. 05, 2023
Entity Registrant Name	QMIS TBS CAPITAL GROUP CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-238872
Entity Tax Identification Number	32-0619708
Entity Address, Address Line One	100 N.Barranca St.#1000
Entity Address, City or Town	West Covina
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91791
City Area Code	917
Local Phone Number	675-3214
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false